Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Discovery Fund))	0 Months Ended
Jan. 28, 2013
Russell 2000 Growth Index
Average Annual Return:
1 Year	14.59%
5 Years	3.49%
10 Years	9.80%
Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Years	3.56%
10 Years	9.72%
S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	3.64%
Class A
Average Annual Return:
1 Year	10.27%
5 Years	2.25%
10 Years	8.00%
Inception Date	Sep. 11, 1986
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	9.09%
5 Years	1.81%
10 Years	7.75%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	8.19%
5 Years	1.88%
10 Years	7.06%
Class B
Average Annual Return:
1 Year	11.02%
5 Years	2.29%
10 Years	8.13%
Inception Date	Apr. 04, 1994
Class C
Average Annual Return:
1 Year	15.09%
5 Years	2.66%
10 Years	7.79%
Inception Date	Oct. 02, 1995
Class N
Average Annual Return:
1 Year	15.67%
5 Years	3.19%
10 Years	8.34%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	17.41%
5 Years	3.84%
10 Years	8.98%
Inception Date	Jun. 01, 1994